Share-based compensation (Details 3) (Performance-based share options)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Summary of share options activities
Vesting period	4 years	4 years
Share-based compensation expenses		6,040,216		10,159,104		23,796,735
Unamortized compensation costs related to unvested awards not yet recognized		1,139,873
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized	10 months 20 days	10 months 20 days
Summary of share-based option activities
Outstanding, beginning of period (in shares)	5,881,295	5,881,295
Granted (in shares)	0	0	0	0	162,000	162,000
Exercised (in shares)	(3,409,240)	(3,409,240)
Forfeited or Cancelled (in shares)	(3,150)	(3,150)
Outstanding, end of period (in shares)	2,468,905	2,468,905	5,881,295	5,881,295
Vested and expected to vest at the end of period (in shares)	2,444,067	2,444,067
Exercisable at the end of period (in shares)	2,106,310	2,106,310
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 2.33
Outstanding, end of period (in dollars per share)	$ 3.31		$ 2.33
Vested and expected to vest (in dollars per share)	$ 3.30
Exercisable (in dollars per share)	$ 3.16
Share-based options, additional disclosure
Outstanding	8 months 16 days	8 months 16 days	1 year 3 months 29 days	1 year 3 months 29 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	8 months 12 days	8 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	5 months 26 days	5 months 26 days
Aggregate Intrinsic Value Outstanding (in dollars)	2,243,964		2,002,889
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)	2,241,297
Aggregate Intrinsic Value, Exercisable (in dollars)	2,205,029
Expired (in shares)	0	0	0	0	0	0
Weighted-average grant date fair value of options granted (in CNY or dollars per share)	$ 0.00	0.00	$ 0.00	0.00	$ 1.83	11.82
Total intrinsic value of options exercised		39,472,482		26,389,075		5,598,671